Significant accounting policies (Policies)	3 Months Ended
Jun. 30, 2018
Disclosure Significant Accounting Policies [Line Items]
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory

Note 1 Basis of accounting

1.1 Basis of preparation

The consolidated financial statements (the Financial Statements) of UBS AG and its subsidiaries (together “UBS AG”) are prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), and are presented in Swiss francs (CHF), which is also the functional currency of UBS AG’s Head Office and its Swiss-based operations.[1] These interim Financial Statements are prepared in accordance with IAS 34, Interim Financial Reporting.

In preparing these interim Financial Statements, the same accounting policies and methods of computation have been applied as in the UBS AG consolidated annual Financial Statements for the period ended 31 December 2017, except for the changes described in this note, in Note 19 of this report and in “Note 1 Basis of accounting” in the “Consolidated financial statements” section of the first quarter 2018 report. These interim Financial Statements are unaudited and should be read in conjunction with UBS AG’s audited consolidated Financial Statements included in the Annual Report 2017. In the opinion of management, all necessary adjustments were made for a fair presentation of UBS AG’s financial position, results of operations and cash flows.

Preparation of these interim Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and such differences may be material to the Financial Statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information on areas of estimation uncertainty considered to require critical judgment, refer to “Note 1a) Significant accounting policies” in the “Consolidated financial statements” section of the Annual Report 2017 and in Note 19.1 of this report.

1 As explained in the Annual Report 2017 of UBS Group AG and UBS AG, in light of cumulative changes in UBS’s legal structure, business activities and evolving changes to its structural currency management strategy, it is anticipated that during the second half of 2018 the functional currency of UBS AG’s Head Office in Switzerland may change from Swiss francs to US dollars, and the functional currency of UBS AG’s London Branch operations may change from British pounds to US dollars, where such changes would be made on a prospective basis. If such changes occur, we expect that management would change the presentation currency of UBS AG’s consolidated financial statements from Swiss francs to US dollars to align to the change in functional currency, with prior periods restated.

Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors Explanatory

1.3 New accounting standards and changes in accounting policies effective second quarter 2018

IFRS Interpretations Committee, Payments relating to taxes other than income tax

During the second quarter of 2018, UBS AG refined its treatment of prepayments or overpayments in relation to uncertain tax positions outside of the scope of IAS 12, Income Taxes, following the IFRS Interpretation Committee’s discussion on Payments relating to taxes other than income tax. More specifically, prepayments for uncertain tax positions that have not yet given rise to a liability are recognized as assets because UBS AG will either receive a cash rebate or a benefit through the extinguishment of a future liability. Adoption of the change did not have a material effect on UBS AG’s financial statements.